Production costs by nature (Tables)	12 Months Ended
Dec. 31, 2019
Production Costs By Nature [Abstract]
Disclosure of expenses by nature [Table Text Block]
	Year ended December 31,
	2019	2018
	$	$
Raw materials and consumables	-	(30,401)
Salary and employee benefits	-	(12,782)
Contractors (net of deferred stripping costs)	-	(47,929)
Change in stockpile, gold-in-process and gold dore inventories	-	15,934
Insurance, government fees, permits and other	-	(3,473)
Share-based payments	-	(357)
Total production costs	-	(79,008)